Investments in Equity Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Equity Securities	The composition of the Company’s investment securities—fair value was as follows (in thousands):

December 31, 2022	Cost	Fair Value
Investments in equity securities -fair value
Equity shares	$54,237	$328
Equity rights	11,064	2
Total investments in equity securities - fair value	$65,301	$330